Annual Total Returns[BarChart] - Industrials UltraSector ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.27%)	23.95%	62.25%	7.92%	(5.69%)	26.50%	34.59%	(20.05%)	46.48%	18.08%